Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Customers	Mar. 31, 2019 Customers	Mar. 31, 2020 USD ($) Customers	Mar. 31, 2019 Customers	Jun. 30, 2019 USD ($) Customers
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts | $	$ 500,000		$ 500,000		$ 200,000
Equity interest, percentage	80.40%		80.40%
Common stock valued | $			$ 17,600,000
One Other Government Customer [Member] | Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage			16.00%
Number of customer			1
Same Government Customer [Member] | Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage			24.00%		33.00%
Number of customer			1		1
One Government Customer [Member] | Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage	24.00%
Number of customer	1
One Government Customer [Member] | Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage	25.00%	33.00%	24.00%
Number of customer	1	1	1
One Consulting Customer [Member] | Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage			11.00%
Number of customer			1
Two Government Customers [Member] | Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage				35.00%
Number of customer				2
Two Government Customers One [Member] | Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage				11.00%
Number of customer				2